Segment information - Other (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment information
Total net revenues	¥ 112,856,020	$ 15,895,438	¥ 103,152,489	¥ 117,059,678
Womenswear and menswear
Segment information
Total net revenues	37,628,436		33,332,934	36,387,893
Shoes and bags
Segment information
Total net revenues	9,384,021		8,256,326	10,940,824
Skincare and cosmetics
Segment information
Total net revenues	15,669,280		15,277,888	15,404,639
Sportswear and sporting goods
Segment information
Total net revenues	13,870,228		12,801,388	13,528,783
Home goods and other lifestyle products
Segment information
Total net revenues	8,620,465		8,359,052	10,702,864
Baby and children products
Segment information
Total net revenues	9,606,808		8,735,859	8,700,589
Supermarkets and other products
Segment information
Total net revenues	10,834,247		10,486,631	15,591,310
Other revenues
Segment information
Total net revenues	7,242,535		5,902,411	5,802,776
Product revenues
Segment information
Total net revenues	¥ 105,613,485	$ 14,875,348	¥ 97,250,078	¥ 111,256,902